Wright Major Blue Chip Equities Fund (WQCEX)

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Wright Major Blue Chip Equities Fund (WQCEX)
Management Fees	0.60%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.35%
Total Annual Fund Operating Expenses	1.95%
Fee Waiver	(0.55%)
Net Annual Fund Operating Expenses After Fee Waiver	1.40%	[1],[2]
[1]	Expense information in the table has been restated to reflect current fees after the elimination of the fund's Rule 12b-1 Plan and shareholder services fee, effective October 1, 2017. If not restated, the fund's total annual fund operating expenses (but not its net annual fund operating expenses) would be higher.
[2]	Under a written agreement in effect through April 30, 2018, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and assumes operating expenses of the fund (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) to the extent necessary to limit the net operating expense ratio to 1.40% of the fund's average daily net assets. Net Annual Fund Operating Expenses After Fee Waiver may exceed the 1.40% limitation if exclusions from the fee waiver apply. This written agreement may be changed or eliminated before April 30, 2018 only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Wright Major Blue Chip Equities Fund (WQCEX) | | USD ($)	143	559	1,001	2,230